SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.2%

Communication Services – 2.1%
Entertainment - 1.3%
Chicken Soup for the Soul
Entertainment Cl. A [1]	220,930	$1,519,998
Cinedigm Cl. A [1]	200,000	78,960
Gaia Cl. A [1]	100,000	243,000
IMAX Corporation [1]	222,600	3,143,112
Motorsport Games Cl. A [1]	12,003	6,842
SciPlay Corporation Cl. A [1]	39,961	469,941
		5,461,853

Interactive Media & Services - 0.5%
QuinStreet [1]	200,900	2,109,450
Media - 0.3%
comScore [1]	297,195	490,372
Magnite [1]	140,700	924,399
		1,414,771
Total		8,986,074

Consumer Discretionary – 7.4%
Auto Components - 1.5%
Motorcar Parts of America [1]	54,800	834,056
Patrick Industries [2]	17,250	756,240
Sebang Global Battery [3]	50,500	1,397,988
Standard Motor Products [2]	62,260	2,023,450
Stoneridge [1,2]	57,600	976,320
XPEL [1]	5,100	328,644
		6,316,698
Distributors - 0.2%
Uni-Select [1]	40,000	1,056,358
Diversified Consumer Services - 0.8%
Aspen Group [1]	141,520	54,075
Park Lawn	50,000	871,249
Universal Technical Institute [1]	445,000	2,420,800
		3,346,124
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	227,987	1,495,595
First Watch Restaurant Group [1]	43,000	622,640
GAN [1]	44,700	99,234
Inspired Entertainment [1]	50,000	441,500
Lindblad Expeditions Holdings [1]	340,968	2,304,943
		4,963,912
Household Durables - 1.2%
Cavco Industries [1,2,4]	8,600	1,769,536
Legacy Housing [1]	144,900	2,485,035
Lifetime Brands [2]	119,294	807,620
		5,062,191
Internet & Direct Marketing Retail - 0.3%
CarParts.com [1]	50,000	258,500
Liquidity Services [1]	23,600	383,736
Xometry Cl. A [1]	9,900	562,221
		1,204,457
Leisure Products - 0.5%
Clarus Corporation	126,503	1,703,996
MasterCraft Boat Holdings [1]	14,800	278,980
		1,982,976
Specialty Retail - 1.6%
ARKO	8,200	76,998
AutoCanada [1]	297,000	4,867,760
Barnes & Noble Education [1]	80,000	192,000
Destination XL Group [1]	75,000	406,500
Lazydays Holdings [1]	30,000	405,000
Shoe Carnival [2]	36,432	781,102
		6,729,360
Textiles, Apparel & Luxury Goods - 0.1%
YGM Trading [5]	2,564,600	483,539
Total		31,145,615

Consumer Staples – 3.0%
Beverages - 0.6%
MGP Ingredients	20,000	2,123,200
Primo Water	26,791	336,227
		2,459,427

Food Products - 2.1%
CubicFarm Systems [1]	400,000	39,092
J G Boswell Company [3]	2,490	2,241,000
John B. Sanfilippo & Son [2]	7,900	598,267
Landec Corporation [1,2]	75,610	672,173
Seneca Foods Cl. A [1]	55,687	2,808,852
Seneca Foods Cl. B [1]	40,400	2,139,180
SunOpta [1]	50,000	455,000
		8,953,564
Personal Products - 0.3%
e.l.f. Beauty [1,2]	35,700	1,343,034
Tobacco - 0.0%
Turning Point Brands	7,700	163,471
Total		12,919,496

Energy – 8.9%
Energy Equipment & Services - 3.9%
Bristow Group [1,2,4]	177,900	4,178,871
Computer Modelling Group	594,875	2,187,690
North American Construction Group	50,000	478,500
Pason Systems	498,500	4,770,819
SEACOR Marine Holdings [1,2]	216,957	1,219,298
TerraVest Industries	214,000	3,787,816
		16,622,994
Oil, Gas & Consumable Fuels - 5.0%
Ardmore Shipping [1]	90,500	826,265
Brigham Minerals Cl. A [2]	168,200	4,149,494
Dorchester Minerals L.P.	153,963	3,845,996
Dorian LPG	206,738	2,805,434
GeoPark	69,218	811,927
Imperial Petroleum [1]	28,708	9,330
Kimbell Royalty Partners L.P.	37,800	641,844
Navigator Holdings [1]	175,000	2,003,750
Northern Oil and Gas [2]	34,200	937,422
Sabine Royalty Trust [2]	52,948	3,763,544
Spartan Delta [1]	79,300	589,002
StealthGas [1]	229,664	587,940
		20,971,948
Total		37,594,942

Financials – 12.1%
Banks - 1.6%
Bancorp (The) [1]	18,900	415,422
Chemung Financial [2]	31,000	1,297,970
HBT Financial	46,300	840,345
Live Oak Bancshares [2]	41,845	1,280,457
Midway Investments [1,5]	735,647	0
Triumph Bancorp [1]	3,300	179,355
Virginia National Bankshares [2]	89,910	2,916,680
		6,930,229
Capital Markets - 8.9%
ASA Gold and Precious Metals	171,150	2,144,510
Barings BDC	215,300	1,780,531
Bolsa Mexicana de Valores	1,068,000	1,792,418
Donnelley Financial Solutions [1,2,4]	50,000	1,848,500
Fiera Capital Cl. A	78,000	490,694
GCM Grosvenor Cl. A	380,800	3,004,512
Manning & Napier Cl. A	136,600	1,676,082
Newtek Business Services	121,372	1,980,791
P10 Cl. A	54,249	570,699
Silvercrest Asset Management Group Cl. A	224,100	3,664,035
Sprott	191,453	6,424,039
StoneX Group [1,2,4]	64,127	5,318,693
Tel Aviv Stock Exchange [3]	343,000	1,775,364
U.S. Global Investors Cl. A	439,454	1,261,233
Urbana Corporation	237,600	705,223
Value Line	32,832	1,441,325
VNV Global [1,3]	100,000	199,894
Warsaw Stock Exchange [3]	52,900	348,623
Westaim Corporation (The) [1]	500,000	944,728
		37,371,894
Consumer Finance - 0.4%
EZCORP Cl. A [1,2,4]	201,000	1,549,710
Diversified Financial Services - 0.7%
Acacia Research [1,2]	190,000	767,600
ECN Capital	556,000	1,839,447
Waterloo Investment Holdings [1,5]	806,000	225,680
		2,832,727
Insurance - 0.3%
Hallmark Financial Services [1]	114,000	119,700
Trean Insurance Group [1]	394,065	1,339,821
		1,459,521
Thrifts & Mortgage Finance - 0.2%
WSFS Financial	22,500	1,045,350
Total		51,189,431

Health Care – 11.6%
Biotechnology - 1.8%
Agios Pharmaceuticals [1]	1,500	42,420
Arcturus Therapeutics Holdings [1]	79,836	1,183,169
Avid Bioservices [1]	4,400	84,128
CareDx [1]	18,900	321,678
Caribou Biosciences [1]	5,100	53,805
Catalyst Pharmaceuticals [1]	86,000	1,103,380
Century Therapeutics [1]	3,330	32,934
DermTech [1]	5,700	22,572
4D Molecular Therapeutics [1]	3,700	29,748
Larimar Therapeutics [1]	28,064	89,805
Madrigal Pharmaceuticals [1]	490	31,845
MeiraGTx Holdings [1]	114,400	962,104
Neoleukin Therapeutics [1]	145,397	93,054
Travere Therapeutics [1]	1,400	34,496
Zealand Pharma [1,3]	153,015	3,450,070
		7,535,208
Health Care Equipment & Supplies - 6.0%
Apyx Medical [1]	35,800	160,742
Artivion [1]	15,200	210,368
AtriCure [1,2]	15,000	586,500
Atrion Corporation [2]	4,689	2,649,285
BioLife Solutions [1]	21,600	491,400
Bioventus Cl. A [1]	150,855	1,055,985
Chembio Diagnostics [1]	135,800	49,078
Cutera [1]	57,500	2,622,000
Mesa Laboratories [2]	51,779	7,292,037
Opsens [1]	53,200	100,134
OraSure Technologies [1,2]	50,000	189,500
OrthoPediatrics Corp. [1]	6,500	299,910
Profound Medical [1]	85,800	347,212
Semler Scientific [1,2,4]	22,400	841,120
Surmodics [1,2,4]	85,300	2,593,120
UFP Technologies [1,2,4]	36,445	3,128,439
Utah Medical Products	31,350	2,674,468
		25,291,298
Health Care Providers & Services - 1.9%
Cross Country Healthcare [1,2]	95,800	2,717,846
Great Elm Group [1]	682,245	1,364,490
Hims & Hers Health Cl. A [1]	200,000	1,116,000
Joint Corp. (The) [1]	65,484	1,028,754
National Research [2]	46,668	1,857,386
PetIQ Cl. A [1,2]	25,000	172,500
		8,256,976
Health Care Technology - 0.9%
Simulations Plus [2,4]	72,770	3,532,256
Tabula Rasa HealthCare [1]	38,400	184,320
		3,716,576
Life Sciences Tools & Services - 0.7%
Azenta [1,2,4]	15,700	672,902
Harvard Bioscience [1]	317,400	812,544
MaxCyte [1]	11,325	73,612
Quanterix Corporation [1]	111,700	1,230,934
Rapid Micro Biosystems Cl. A [1]	17,900	57,817
		2,847,809
Pharmaceuticals - 0.3%
Knight Therapeutics [1]	187,000	718,840
Supernus Pharmaceuticals [1]	1,300	44,005
Theravance Biopharma [1,2,4]	59,009	598,352
		1,361,197
Total		49,009,064

Industrials – 21.3%
Aerospace & Defense - 0.8%
Astronics Corporation [1]	56,929	447,462
Cadre Holdings	40,000	962,400
CPI Aerostructures [1,3]	189,700	229,537
Innovative Solutions and Support [1]	78,828	680,286
Park Aerospace	25,000	276,000
SIFCO Industries [1]	45,800	140,606
Triumph Group [1]	10,000	85,900
Virgin Galactic Holdings [1,2,4]	102,850	484,423
		3,306,614
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings [1]	10,000	955,700
Airlines - 0.1%
Harbor Diversified [1,3]	68,800	171,312
Sun Country Airlines Holdings [1]	8,300	112,963
		284,275
Building Products - 1.3%
Burnham Holdings Cl. A [3]	117,000	1,521,000
CSW Industrials [2]	20,000	2,396,000
Gibraltar Industries [1]	2,100	85,953
Insteel Industries [2]	44,200	1,172,626
Quanex Building Products	9,900	179,784
		5,355,363
Commercial Services & Supplies - 1.2%
Acme United [2]	25,000	575,500
ACV Auctions Cl. A [1]	38,400	276,096
Atento [1]	21,742	87,838
Civeo Corporation [1]	37,499	942,350
Heritage-Crystal Clean [1,2]	110,701	3,273,428
Team [1]	93,300	98,898
		5,254,110
Construction & Engineering - 3.2%
Ameresco Cl. A [1]	23,500	1,562,280
Construction Partners Cl. A [1,2,4]	84,900	2,226,927
Granite Construction	13,500	342,765
IES Holdings [1,2,4]	77,300	2,135,026
Infrastructure & Energy Alternatives [1]	275,100	3,724,854
Matrix Service [1,2]	8,200	33,948
Northwest Pipe [1,2]	65,100	1,829,310
NV5 Global [1]	13,400	1,659,188
		13,514,298
Electrical Equipment - 1.1%
American Superconductor [1]	104,225	456,505
Encore Wire [2]	3,307	382,091
LSI Industries	415,740	3,197,041
Powell Industries [2]	21,400	451,112
Power Solutions International [1,3]	21,100	33,760
		4,520,509
Machinery - 4.5%
CIRCOR International [1,2]	290,421	4,789,042
EnPro Industries	2,930	248,991
Graham Corporation [1]	149,850	1,317,182
H2O Innovation [1]	437,300	636,314
Hurco Companies [2]	40,566	911,924
L. B. Foster Company [1,2]	95,300	930,128
Lindsay Corporation [2]	41,600	5,960,448
Luxfer Holdings [2]	31,700	459,650
NN [1]	90,600	154,926
Shyft Group (The)	29,700	606,771
Titan International [1]	212,200	2,576,108
Wabash National	6,400	99,584
Westport Fuel Systems [1]	412,500	359,535
		19,050,603
Marine - 1.5%
Algoma Central	40,000	466,500
Clarkson [3]	58,600	1,710,051
Eagle Bulk Shipping [2,4]	94,228	4,068,765
		6,245,316
Professional Services - 1.3%
Barrett Business Services	2,600	202,800
Forrester Research [1]	62,300	2,243,423
Franklin Covey [1,2]	40,100	1,820,139
Mastech Digital [1]	14,272	210,798
Resources Connection	59,300	1,071,551
Spire Global Cl. A [1]	50,000	54,000
		5,602,711
Road & Rail - 1.6%
HyreCar [1]	29,000	26,686
Patriot Transportation Holding	55,764	438,305
Universal Logistics Holdings [2]	202,700	6,429,644
		6,894,635
Trading Companies & Distributors - 4.5%
BlueLinx Holdings [1]	3,605	223,871
Distribution Solutions Group [1]	79,000	2,225,430
EVI Industries [1,2,4]	297,409	5,394,999
Transcat [1,2]	144,604	10,945,077
		18,789,377
Total		89,773,511

Information Technology – 20.4%
Communications Equipment - 2.7%
ADTRAN Holdings	37,900	742,082
Aviat Networks [1]	15,400	421,652
Clearfield [1,2]	51,500	5,388,960
Digi International [1]	70,000	2,419,900
Genasys [1]	86,392	239,306
Harmonic [1]	83,500	1,091,345
Ituran Location and Control	50,000	1,167,000
		11,470,245
Electronic Equipment, Instruments & Components - 6.0%
Bel Fuse Cl. A	67,705	1,892,355
Fabrinet [1]	2,200	209,990
FARO Technologies [1,2,4]	72,200	1,981,168
HollySys Automation Technologies	51,900	887,490
Luna Innovations [1]	436,578	1,938,406
nLIGHT [1,2]	383,014	3,619,482
Novanta [1]	3,400	393,210
PAR Technology [1]	268,924	7,941,326
PC Connection [2,4]	14,000	631,260
PowerFleet [1]	230,500	709,940
Richardson Electronics	265,200	4,004,520
Vishay Precision Group [1,2,4]	41,800	1,236,862
		25,446,009
IT Services - 0.7%
BigCommerce Holdings [1]	19,900	294,520
Cantaloupe [1,2]	90,500	314,940
Computer Task Group [1]	84,800	568,160
Hackett Group (The) [2]	27,700	490,844
International Money Express [1]	35,900	818,161
Liberated Syndication [1,5]	56,000	0
Repay Holdings Cl. A [1]	58,800	415,128
		2,901,753
Semiconductors & Semiconductor Equipment - 6.5%
Alpha & Omega Semiconductor [1,2]	17,900	550,604
Amtech Systems [1,2,4]	92,184	783,564
Axcelis Technologies [1]	5,400	327,024
AXT [1]	100,000	670,000
Camtek [1,2]	50,300	1,165,451
Cohu [1,2,4]	38,990	1,005,162
FormFactor [1]	22,869	572,868
Ichor Holdings [1]	25,700	622,197
Kulicke & Soffa Industries [2]	77,200	2,974,516
Nova [1,2,4]	35,000	2,985,500
NVE Corporation [2]	14,400	671,760
Onto Innovation [1,2,4]	69,750	4,467,488
PDF Solutions [1]	184,000	4,513,520
Photronics [1]	264,700	3,869,914
Sequans Communications ADR [1]	31,800	113,526
Ultra Clean Holdings [1,2]	65,000	1,673,750
Veeco Instruments [1]	10,200	186,864
		27,153,708
Software - 3.3%
Agilysys [1,2,4]	97,860	5,416,551
Alkami Technology [1]	34,800	523,740
American Software Cl. A [2]	80,252	1,229,461
AudioEye [1]	50,000	275,500
AvePoint [1]	55,000	220,550
ChannelAdvisor Corporation [1]	109,425	2,479,571
Digital Turbine [1]	82,800	1,193,148
Model N [1]	25,000	855,750
OneSpan [1]	5,600	48,216
Optiva [1]	28,000	427,089
RealNetworks [1]	100,171	69,549
Semrush Holdings Cl. A [1]	23,800	266,798
Upland Software [1]	125,956	1,024,022
		14,029,945
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [1]	114,600	1,340,820
Avid Technology [1,2,4]	40,000	930,400
Intevac [1]	539,400	2,508,210
TransAct Technologies [1]	40,900	149,285
		4,928,715
Total		85,930,375

Materials – 6.4%
Chemicals - 1.0%
Aspen Aerogels [1]	153,485	1,415,132
LSB Industries [1]	176,540	2,515,695
Rayonier Advanced Materials [1]	50,000	157,500
		4,088,327
Construction Materials - 0.2%
Monarch Cement [3]	8,150	819,075
Metals & Mining - 5.1%
Alamos Gold Cl. A	261,044	1,935,129
Altius Minerals	113,000	1,583,726
Ampco-Pittsburgh [1]	79,002	290,727
Haynes International [2]	84,400	2,964,128
Imdex [3]	569,466	643,812
MAG Silver [1]	154,050	1,922,544
Major Drilling Group International [1]	1,129,384	6,794,209
Newcrest Mining	26,859	294,772
Olympic Steel	35,000	798,350
Sandstorm Gold	810,000	4,187,700
Universal Stainless & Alloy Products [1,2]	33,620	239,375
		21,654,472
Paper & Forest Products - 0.1%
GreenFirst Forest Products [1]	280,800	325,247
Total		26,887,121

Real Estate – 2.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Postal Realty Trust Cl. A	114,000	1,672,380
Real Estate Management & Development - 2.3%
Altus Group	106,700	3,458,954
Dundee Corporation Cl. A [1]	413,200	376,901
Marcus & Millichap [2]	4,900	160,622
Real Matters [1]	229,500	789,174
RMR Group (The) Cl. A [2]	108,200	2,563,258
Tejon Ranch [1,2]	154,994	2,231,913
		9,580,822
Total		11,253,202

Utilities – 0.3%
Water Utilities - 0.3%
Global Water Resources	106,000	1,243,380
Total		1,243,380

TOTAL COMMON STOCKS
(Cost $370,608,658)		405,932,211

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	90,178
(Cost $71,808)		90,178

REPURCHASE AGREEMENT – 9.1%
Fixed Income Clearing Corporation,
0.83% dated 9/30/22, due 10/3/22,
maturity value $38,375,494 (collateralized
by obligations of various U.S. Government
Agencies, 2.875%-3.00% due 6/15/25-7/15/25, valued at
$39,140,315)
(Cost $38,372,840)		38,372,840

TOTAL INVESTMENTS – 105.3%
(Cost $409,053,306)		444,395,229

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.3)%		(22,465,627)

NET ASSETS – 100.0%		$421,929,602

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement as of September 30, 2022. Total market value of pledged securities as of September 30, 2022, was $46,168,386.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[4]	As of September 30, 2022, a portion of these securities were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund's revolving credit agreement in the aggregate amount of $20,110,989.
[5]	Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $409,406,314. As of September 30, 2022, net unrealized appreciation for all securities was $34,988,915, consisting of aggregate gross unrealized appreciation of $121,507,813 and aggregate gross unrealized depreciation of $86,518,898. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$390,681,506	$14,541,486	$709,219	$405,932,211
Preferred Stock	90,178	–	–	90,178
Repurchase Agreement	–	38,372,840	–	38,372,840

Level 3 Reconciliation:

	Balance as of 12/31/21	Transfers In	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/22
Common Stocks	$313,992	$483,539	$166,479	$(14,421)	$92,588	$709,219

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2022, is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2022, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of September 30, 2022, the Fund has outstanding borrowings of $22,000,000. During the nine-month period ended September 30, 2022, the Fund had an average daily loan balance of $22,000,000. As of September 30, 2022, the aggregate value of rehypothecated securities was $20,110,989.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).